<CENTER> UNITED STATES SECURITIES AND EXCHANGE COMMISSION
<CENTER> WASHINGTON, DC 20549

<CENTER> FORM 13F

<CENTER> FORM 13F COVER PAGE

<CENTER> REPORT OF THE CALENDAR YEAR ENDED:  March 31, 2011

Check here if Amendment  [  ]; Amendment Number:  ______

This Amendment (Check only one):  [  ]  is a restatement
                                  [  ]  adds new holdings entries

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:        Chapter IV Investors, LLC
Address:     301 South Tryon Street, Suite 1850
             Charlotte, NC 28202

13F File Number:  028-12694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

PERSON SIGNING THE REPORT ON BEHALF OF REPORTING MANAGER:

Name:        Kimberly Sturkey
Title:       Chief Financial Officer
Phone:       (704) 644-4072

SIGNATURE, PLACE, AND DATE OF SIGNING:

/s/  Kimberly Sturkey    Charlotte, NC               05/12/2011
-----------------------  -------------------------  ----------------------------
Signature                Place                       Date

REPORT TYPE:

[X]   13F Holdings Report
[ ]   13F Notice
[ ]   13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:
NONE

<CENTER> FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   9

Form 13F Information Table Value Total:  $264,545
                                        (thousands)

LIST OF OTHER INCLUDED MANAGERS:

NONE

<CENTER> FORM 13F INFORMATION TABLE

COLUMN 1               COLUMN 2  COLUMN 3  COLUMN 4           COLUMN 5           COLUMN 6    COLUMN 7        COLUMN 8
---------------------  --------  --------  ---------  -------------------------  ----------  --------  ---------------------
                       TITLE OF             VALUE     SHARES OR                  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER           CLASS    CUSIP    (X $1000)   PRN AMT  SH/PRN PUT/CALL  DISCRETION  MANAGERS  SOLE      SHARED NONE
---------------------  --------  --------  ---------  --------- ------ --------  ----------  --------  --------- ------ ----
Clear Channel Outdoor  CL A	 18451C109 $  14,550  1,000,000 sh		 SOLE		       1,000,000
EQT Corporation COM	 26884L109 $  11,477  230,000	Sh		 SOLE		       230,000
Lamar Advertising      CL A      512815101 $  34,724  940,000 Sh               SOLE                  940,000
Martin Marietta Matls  COM       573284106 $  54,699    610,000 Sh               SOLE                    610,000
Range Resources Corp  COM       75281A109 $  25,722    440,000 Sh               SOLE                    440,000
Rock-Tenn Company      CL A      772739207 $  26,832    386,900 Sh               SOLE                    386,900
Sealed Air Corp        COM       81211K100 $  38,657  1,450,000 Sh               SOLE                  1,450,000
Smurfit-Stone Container  COM       83272A104 $  40,966    1,059,935 Sh               SOLE                  1,059,935
Vulcan Matls Co        COM       929160109 $  16,918    371,000 Sh               SOLE                    371,000

                                           ---------
Total Value:                               $ 264,545
                                           ---------